ANNUAL REPORT
                      FOR THE YEAR ENDED OCTOBER 31, 2000


                                     [LOGO]


                             SMALL CAP GROWTH FUND I


                          PROVIDENT INVESTMENT COUNSEL
                     ---------------------------------------
                     GROWTH STOCK LEADERS FOR HALF A CENTURY

CONTENTS

                      2   President's Letter

                      4   Performance Update/Portfolio Review

THE FUND              6   Statement of Assets and Liabilities

                      7   Statement of Operations

                      8   Statements of Changes in Net Assets

                      9   Financial Highlights

                     10   Notes to Financial Statements

THE PORTFOLIO        14   Statement of Net Assets

                     18   Statement of Operations

                     19   Statements of Changes in Net Assets

                     20   Selected Ratio Data

                     21   Notes to Financial Statements

FELLOW SHAREHOLDERS:

We are very pleased to report positive results for the twelve months ended October 31, 2000. Our Small Company Growth funds led the way by significantly outperforming their benchmark, the Russell 2000 Growth Index. We are satisfied with the performance of our Fund, especially considering the uncertain and volatile nature of the current market environment. The year 2000 has been, and continues to be, a challenging year for the U.S. equity markets. The year began with Y2K fears and valuation concerns. Although Y2K fears dissipated almost immediately, concerns over relative valuations proved legitimate. We saw this play out in the spring as many investors exited New Economy stocks in the technology sectors for stocks in Old Economy sectors including food, oil, defense and manufacturing. As the year continued, investors oscillated between fear of rising interest rates and hope that the Fed had tightened enough. However, as summer approached, technology growth stocks became leaders once again.

The third quarter of 2000 saw the markets experience additional pressure from rising energy prices and continued concerns over inflation and interest rates. The aforementioned technology growth stock leadership proved short-lived as numerous bellwether stocks in this sector pre-announced weaker than expected earnings. Oc-tober saw the usual efforts to reduce capital gains by large mutual fund companies --contributing to negative returns for most equity indexes. With all of this as a backdrop, the market also had to deal with uncertainties surrounding the presidential election.

Looking ahead, we see economic activity slowing, but not stagnating. We think investors need to put into perspective that the GDP and earnings growth rates of the last 18 months have been super-charged and unsustainable. We see a real GDP growth rate in the area of +3.0-3.5% for 2001 over 2000. If we are close to the mark, such a rate of change should be sufficient for selected growth companies --large, mid and small -- to continue to deliver high and sustainable double-digit revenue and earnings growth.

Our outlook for growth company shares is positive. We feel that the primary driver of the recent bull market in the U.S. has been extraordinary increases in productivity. These productivity advances continue. While the Fed has instituted numerous interest rate increases over the past 2 years, high quality growth companies continue to record strong revenue and earnings growth translating into higher equity values.

For these reasons, Provident Investment Counsel is confident that our time-tested philosophy of building portfolios of high growth companies -- companies with outstanding revenue and earnings growth -- will continue to reward our mutual fund shareholders in the long run. Volatility and huge market swings have become commonplace in today's equity markets. However, it is still our unwavering belief that, over time, a company's earnings-per-share growth is the most significant determinant of long-term stock price appreciation.

Thank you for your continued confidence in Provident Investment Counsel.


/s/ Thomas M. Mitchell

Thomas M. Mitchell
President
PIC Investment Trust

OUR PHILOSOPHY

*    Focused, fundamental research, properly controlled, adds value.

* Sustainable earnings growth is the most important contributor to long-term stock appreciation.

* Emphasis on strong financial characteristics ensures focus on growth and quality.

* Investment style consistency is critical to superior long-term investment results.

[GRAPHIC]    EMERGING    SMALL CAP    MID CAP    LARGE CAP   MATURE COMPANIES
                                   ESTABLISHED GROWTH

PERFORMANCE UPDATE/PORTFOLIO REVIEW
SMALL CAP GROWTH FUND I

                            EQUITY SECTOR WEIGHTINGS
          Average annual total returns for the period ended 10/31/00*:

     Electronic Technology                                        25.44%
     Health Technology                                            21.04
     Technology Services                                          18.44
     Industrial Services                                           6.76
     Commercial Services                                           4.62
     Finance                                                       3.83
     Transportation                                                3.50
     Retail Trade                                                  3.47
     Consumer Services                                             3.42
     Health Services                                               2.90
     Process Industries                                            2.12
     Producer Manufacturing                                        1.61
     Communications                                                1.53
     Distribution Services                                         0.63
     Consumer Durables                                             0.46
     Energy Minerals                                               0.23

* The total return stated above was achieved during favorable market conditions. Investors should not expect that such a favorable return can be consistently achieved.

                                                        SINCE
                                                      INCEPTION
              1 YEAR       3 YEAR       5 YEAR         9/30/93
              ------       ------       ------         -------
              42.29%       22.91%        19.36%         19.45%

                                                                 % OF NET
     TOP 10 STOCK HOLDINGS:                                       ASSETS
                                                                 --------
     Informatica Corp.                                             2.21%
     Oak Technology, Inc.                                          2.18
     Elantec Semiconductor, Inc.                                   2.07
     Plexus Corp.                                                  2.00
     Interwoven, Inc.                                              1.89
     Henry (Jack) & Associates, Inc.                               1.85
     Bisys Group, Inc.                                             1 79
     Myriad Genetics, Inc.                                         1.76
     Cephalon, Inc.                                                1.76
     Catalina Marketing Corp.                                      1.64

PERFORMANCE COMPARISON

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I
               Value of $10,000 Investment vs Russell 2000 Growth

                      Provident Investment Counsel
                       Small Cap Growth Fund I         Russell 2000 Growth Index
                       -----------------------         -------------------------
30-Sep-93                     $10,000                            $10,000
31-Jan-94                     $10,055                            $10,536
31-Jul-94                     $ 8,963                            $ 9,359
31-Jan-95                     $ 9,501                            $ 9,809
31-Jul-95                     $13,281                            $12,515
31-Jan-96                     $15,331                            $13,012
31-Jul-96                     $17,077                            $12,893
31-Jan-97                     $18,626                            $14,964
31-Jul-97                     $19,076                            $16,146
31-Jan-98                     $18,066                            $16,268
31-Jul-98                     $18,376                            $15,937
31-Jan-99                     $19,444                            $17,443
31-Jul-99                     $21,536                            $18,249
31-Jan-00                     $35,368                            $23,662
31-Jul-00                     $36,289                            $22,105
31-Oct-00                     $35,287                            $21,331

                                                        ONE     FIVE     SINCE
                                                        YEAR    YEAR   INCEPTION
                                                        ----    ----   ---------
Provident Investment Counsel Small Cap Growth Fund I    42.29%  19.36%   19.45%

Past perfomance is not predictive of future performance.

PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2000

ASSETS
  Investment in Portfolio, at cost ...........................    $ 184,950,325
                                                                  =============

  Investment in Portfolio, at value ..........................    $ 239,612,854

  Receivables:
    Investment in Portfolio sold .............................           48,249
    Fund shares sold .........................................           27,978
  Prepaid expenses ...........................................           12,391
                                                                  -------------
      Total assets ...........................................      239,701,472
                                                                  -------------
LIABILITIES
  Payables:
    Investment in Portfolio purchased ........................           27,978
    Fund shares redeemed .....................................           48,249
    To Provident Investment Counsel, Inc. (Note 3) ...........           11,463
  Deferred trustees' compensation (Note 3) ...................           42,053
  Accrued expenses ...........................................           34,590
                                                                  -------------
      Total liabilities ......................................          164,333
                                                                  -------------
NET ASSETS
  Applicable to shares of beneficial interest outstanding ....    $ 239,537,139
                                                                  =============

  Shares of beneficial interest outstanding ..................        6,132,564
                                                                  -------------

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...    $       39.06
                                                                  =============
COMPONENTS OF NET ASSETS
  Paid-in capital ............................................    $  88,899,066
  Accumulated net investment loss ............................          (95,462)
  Accumulated net realized gain on investments ...............       96,071,006
  Net unrealized appreciation on investments .................       54,662,529
                                                                  -------------
      Net assets .............................................    $ 239,537,139
                                                                  =============

See accompanying Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF OPERATIONS For the Year Ended October 31, 2000

INVESTMENT INCOME
  Net investment loss from Portfolio .........................     $ (1,820,572)
                                                                   ------------
  Expenses
    Administration fees (Note 3) .............................          578,904
    Registration expense .....................................           36,433
    Transfer agent fees ......................................           26,943
    Trustee fees .............................................           20,791
    Legal fees ...............................................           13,417
    Reports to shareholders ..................................           15,000
    Audit fees ...............................................           17,500
    Custody and accounting services fees .....................            6,000
    Miscellaneous ............................................            3,982
                                                                   ------------
      Total expenses .........................................          718,970
      Less: fees waived and expenses absorbed (Note 3) .......         (718,970)
                                                                   ------------
      Net expenses ...........................................               --
                                                                   ------------
        NET INVESTMENT LOSS ..................................       (1,820,572)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...........................       98,033,118
Net unrealized depreciation on investments ...................       (2,150,976)
                                                                   ------------
Net realized and unrealized gain on investments ..............       95,882,142
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     $ 94,061,570
                                                                   ============

See accompanying Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED          YEAR ENDED
                                                           OCTOBER 31, 2000     OCTOBER 31, 1999
                                                           ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ....................................   $  (1,820,572)     $  (1,528,501)
  Net realized gain on investments .......................      98,033,118         40,481,209
  Net unrealized appreciation (depreciation)
    on investments .......................................      (2,150,976)        49,045,476
                                                             -------------      -------------
      NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ..................................      94,061,570         87,998,184
                                                             -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain .................................     (12,639,383)                --
                                                             -------------      -------------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ..............................      72,529,471         61,000,731
  Proceeds from reinvestment of distributions ............      12,623,251                 --
  Cost of shares redeemed ................................    (145,073,021)       (72,144,938)
  Net decrease in net assets resulting from
    share transactions ...................................     (59,920,299)       (11,144,207)
                                                             -------------      -------------
      TOTAL INCREASE IN NET ASSETS .......................      21,501,888         76,853,977

NET ASSETS
  Beginning of year ......................................     218,035,251        141,181,274
                                                             -------------      -------------
  END OF YEAR ............................................   $ 239,537,139      $ 218,035,251
                                                             =============      =============
ACCUMULATED NET INVESTMENT LOSS ..........................         (95,462)           (58,748)
                                                             =============      =============
CHANGE IN SHARES
  Shares sold ............................................       1,718,093          2,806,320
  Shares issued on reinvestment of distributions .........         368,132                 --
  Shares redeemed ........................................      (3,523,626)        (3,024,859)
                                                             -------------      -------------
  NET DECREASE ...........................................      (1,437,401)          (218,539)
                                                             =============      =============

See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

                                                              YEAR ENDED OCTOBER 31,
                                             ----------------------------------------------------
                                             2000        1999        1998        1997        1996
                                             ----        ----        ----        ----        ----
Net asset value, beginning of year .....   $ 28.80     $ 18.13     $ 24.08     $ 23.19     $ 18.69
                                           -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..................     (0.30)      (0.20)      (0.03)      (0.40)      (0.10)
  Net realized and unrealized gain
   (loss) on investments ...............     12.24       10.87       (3.99)       1.58        4.60
                                           -------     -------     -------     -------     -------
Total from investment operations .......     11.94       10.67       (4.02)       1.18        4.50
                                           -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
  From net realized gains ..............     (1.68)       0.00       (1.93)      (0.29)       0.00
                                           -------     -------     -------     -------     -------
Net asset value, end of year ...........   $ 39.06     $ 28.80     $ 18.13     $ 24.08     $ 23.19
                                           =======     =======     =======     =======     =======

Total return ...........................     42.29%      58.85%     (17.85%)      5.15%      24.08%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (millions)....   $ 239.5     $ 218.0     $ 141.2     $ 105.5     $ 196.1

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses .............................      1.00%       1.00%       1.00%       1.00%       1.00%
  Net investment loss ..................     (0.64%)     (0.79%)     (0.67%)     (0.48%)     (0.60%)

# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.
++ Net of fees waived and expenses combined fees and expenses absorbed. The waived absorbed were 0.25%, 0.27%, 0.27%, 0.26% and 0.35%, respectively.

See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

1 - ORGANIZATION

     Provident Investment Counsel Small Cap Growth Fund I (the "Fund") is one of twelve series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certfied Public Accountants' Statement of Position 93-2:
          DETERMINATION,

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS

          DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended October 31, 2000, the Funds decreased accumulated net realized gain by $1,783,858 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by this change.

3 - TRANSACTIONS WITH AFFILIATES

     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration, L.L.C. ("ICA") pursuant to which certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund, at the rate of 0.20% of the average daily net assets of the Fund. ICA receives an annual fee for its services of $10,000.

     Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2010, to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund and Portfolio if, within three subsequent years, the Fund's or Portfolio's expenses are less than the limit agreed to by PIC. The amount of fees waived and expenses absorbed for the year ended October 31, 2000 were $568,904 and $150,066, respectively.

     At October 31, 2000, the amount available for reimbursement that has been paid and/or waived by PIC on behalf of the Fund is $1,602,018.

     At October 31, 2000, PIC may recapture a portion of the above amounts no later than the dates as stated below:

                                                        OCTOBER 31,
                                             ------------------------------
                                               2001       2002       2003
                                               ----       ----       ----
   Small Cap Growth Fund I ................  $354,053   $528,995   $718,970

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of ICA. The Distributor received no commissions from sales or redemptions of Fund shares during the year ended October 31, 2000.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2000, the change in the value of the phantom share account included unrealized appreciation of $9,287.

4 - INVESTMENT TRANSACTIONS

     Additions and reductions in the investment in the Portfolio aggregated $72,746,330 and $145,206,650, respectively.

     At October 31, 2000, the Fund owned 79.6% of the total net assets of the Porfolio.

5 - SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

     On September 26, 2000, Old Mutual plc acquired UAM, PIC's indirect parent. A special meeting of shareholders of the Fund was held at the offices of Provident Investment Counsel, Inc. on October 27, 2000. The shareholders of the Fund approved a new investment advisory agreement to the PIC Small Cap Portfolio as a result of the acquisition of PIC's parent company, UAM, by Old Mutual plc with 6,252,236 shares voted "For", 951 shares voted "Against" and 3,514 shares abstained.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of PIC Investment Trust and the Shareholders of
  Provident Investment Counsel Small Cap Growth Fund I

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Provident Investment Counsel Small Cap Growth Fund I series of PIC Investment Trust (the "Trust") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended October 31, 1998 were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
December 15, 2000

                             PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS as of October 31, 2000
--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

EQUITY SECURITIES -- 96.3%

AIRLINES -- 2.1%
 64,440    Ryanair Holdings plc ADS*                                $ 2,597,737
 73,400    Skywest, Inc.                                              3,706,700
                                                                    -----------
                                                                      6,304,437
                                                                    -----------
APPAREL & SHOES -- 0.9%
 82,700    Hot Topic, Inc.*                                           2,832,475
                                                                    -----------
AUTO PARTS -- 0.8%
 92,900    Gentex Corp.*                                              2,299,275
                                                                    -----------
BANKS -- 0.8%
 42,100    Commerce Bancorp, Inc.                                     2,549,681
                                                                    -----------
BIOTECHNOLOGY -- 12.1%
 48,300    Alkermes, Inc.*                                            1,790,119
 46,300    Aurora Biosciences Corp.*                                  2,821,406
 21,900    Bruker Daltonics, Inc.*                                      750,075
 48,300    Cell Therapeutics, Inc.*                                   3,230,817
 35,600    Charles River Laboratories International, Inc.*              934,500
 31,300    CuraGen Corp.*                                             2,022,762
 60,050    Digene Corp.*                                              1,948,810
 48,200    Eden Bioscience Corp.*                                     1,825,575
 17,900    Genencor International, Inc.*                                492,250
 23,000    Illumina, Inc.*                                              747,500
 48,800    Invitrogen Corp.*                                          3,711,850
 43,600    Large Scale Biology Corp.*                                   809,325
 29,600    Medarex, Inc.*                                             1,809,300
 44,200    Myriad Genetics, Inc.*                                     5,304,000
 18,300    OSI Pharmaceuticals, Inc.*                                 1,317,600
 55,250    Paradigm Genetics, Inc.*                                     877,094
 41,100    Sangamo Biosciences, Inc.*                                 1,071,169
 62,600    Titan Pharmaceuticals, Inc.*                               2,634,208
 26,000    Vertex Pharmaceuticals, Inc.*                              2,420,844
                                                                    -----------
                                                                     36,519,204
                                                                    -----------
BUSINESS SERVICES -- 2.4%
 20,800    Corporate Executive Board Co.*                               959,400
 39,300    CoStar Group, Inc.*                                        1,228,125
 70,500    Iron Mountain, Inc.*                                       2,383,781
 99,400    Teletech Holdings, Inc.* $                                 2,758,350
                                                                    -----------
                                                                      7,329,656
                                                                    -----------
COMPUTER SERVICES-- 8.5%
114,600    Bisys Group, Inc.*                                         5,400,525
 35,400    Cerner Corp.*                                              2,192,587
 46,000    Digital Lightwave, Inc.*                                   2,331,625
 44,900    Globix Corp.*                                                454,612
101,200    Henry Jack & Associates, Inc.                              5,566,000
 25,700    Manhattan Associates, Inc.*                                1,645,202
 60,100    Network Engines, Inc.*                                     1,878,125
 53,850    Nice Systems, Ltd. ADR*                                    2,517,487
 44,200    Optimal Robotics Corp.*                                    1,486,225
 47,700    Vastera, Inc.*                                               846,675
 58,300    Versata, Inc.*                                               961,950
                                                                    -----------
                                                                     25,281,013
                                                                    -----------
COMPUTER SOFTWARE-- 8.7%
105,500    Actuate Corp.*                                             2,973,781
 83,350    Aspen Technology, Inc.*                                    3,443,397
 10,700    Business Objects S.A. ADS*                                   843,127
 42,800    Docent, Inc.*                                              1,102,100
 70,500    Informatica Corp.*                                         6,662,250
 27,600    Manugistics Group, Inc.*                                   3,144,675
 54,700    National Instruments Corp.*                                2,553,806
 29,663    NetIQ, Corp.*                                              2,554,726
 30,800    OTG Software, Inc.*                                          970,200
 27,800    Software Technologies Corp.*                                 472,600
 11,541    WebMethods, Inc.*                                          1,025,706
                                                                    -----------
                                                                     25,746,368
                                                                    -----------
CREDIT & FINANCE-- 0.8%
 85,700    AmeriCredit Corp.*                                         2,303,187
                                                                    -----------
DISCOUNT STORES-- 0.9%
115,033    99 Cents Only Stores, Inc.*                                2,581,053
                                                                    -----------
DRUGS & PHARMACEUTICALS-- 6.1%
 38,500    Alpharma, Inc.-Class A                                     1,494,281
 98,800    Cephalon, Inc.*                                            5,298,150
  7,600    Durect Corp.*                                                113,525
                                                                    -----------

                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

 99,000    Dusa Pharmaceuticals, Inc.*                              $ 2,586,375
 93,700    K-V Pharmaceutical Co.-Class A*                            3,648,444
  6,150    K-V Pharmaceutical Co.-Class B*                              239,850
 51,500    Medicis Pharmaceutical Corp.-Class A*                      3,791,687
 49,300    Praecis Pharmaceuticals, Inc.*                             1,250,987
                                                                    -----------
                                                                     18,423,299
                                                                    -----------
EDUCATIONAL PROGRAMS-- 0.7%
 31,450    DeVry, Inc.*                                               1,161,684
 41,450    University of Phoenix Online*                              1,088,062
                                                                    -----------
                                                                      2,249,746
                                                                    -----------
ELECTRONIC COMPONENTS/SEMICONDUCTOR-- 16.5%
 84,500    ASM International, N.V.*                                   1,357,281
 67,500    Benchmark Electronics, Inc.*                               2,716,875
 23,275    Brooks Automation, Inc.*                                     616,787
 30,000    DuPont Photomasks, Inc.*                                   1,683,750
 55,900    Elantec Semiconductor, Inc.*                               6,218,875
 58,200    Exar Corp.*                                                2,600,812
 36,600    Galileo Technology, Ltd.*                                    992,775
 80,200    Lattice Semiconductor Corp.*                               2,340,837
 44,600    LightPath Technologies, Inc.-Class A*                      1,215,350
 42,800    MatrixOne, Inc.*                                           1,270,625
233,600    Oak Technology, Inc.*                                      6,555,400
 79,000    Orbotech, Ltd.*                                            4,182,062
 18,600    Pixelworks, Inc.*                                            619,613
 95,200    Plexus Corp.*                                              6,003,550
 31,000    Sawtek, Inc.*                                              1,577,125
 54,200    Semtech Corp.*                                             1,747,950
 51,600    Sipex Corp.*                                               2,031,750
 65,700    Symyx Technologies, Inc.*                                  3,100,219
 36,650    Tripath Technology, Inc.*                                  1,072,013
 51,500    Tvia, Inc.*                                                  843,313
 15,200    Veeco Instruments, Inc.*                                   1,006,288
                                                                    -----------
                                                                     49,753,250
                                                                    -----------
ELECTRICAL EQUIPMENT/PERIPHERALS-- 2.4%
 25,350    Anaren Microwave, Inc.*$                                   2,636,400
 29,100    Shaw Group, Inc.*                                          2,371,650
 37,350    TranSwitch Corp.*                                          2,156,963
                                                                    -----------
                                                                      7,165,013
                                                                    -----------
ELECTRONICS -- 0.8%
 36,500    InFocus Corp.*                                             1,612,844
 15,100    Keithley Instruments, Inc.                                   807,850
                                                                    -----------
                                                                      2,420,694
                                                                    -----------
ENTERTAINMENT & LEISURE-- 0.4%
105,470    Fairfield Communities, Inc.*                               1,338,151
                                                                    -----------
FINANCIAL SERVICES-- 2.0%
105,000    Metris Companies, Inc.                                     3,399,375
 38,400    PMI Group, Inc.                                            2,836,800
                                                                    -----------
                                                                      6,236,175
                                                                    -----------
FOOD & RESTAURANTS -- 1.7%
 13,000    California Pizza Kitchen, Inc.*                              455,000
 45,350    Performance Food Group, Co.*                               1,836,675
120,925    Rare Hospitality International, Inc.*                      2,811,506
                                                                    -----------
                                                                      5,103,181
                                                                    -----------
HOME FURNISHINGS-- 0.6%
 54,200    Linens `n Things, Inc.*                                    1,666,650
                                                                    -----------
HOSPITALS -- 0.8%
 41,600    Community Health Systems*                                  1,172,600
 34,000    LifePoint Hospitals, Inc.*                                 1,317,500
                                                                    -----------
                                                                      2,490,100
                                                                    -----------
INTERNET SERVICES-- 4.1%
 57,100    Agile Software Corp.*                                      4,303,913
 23,000    Equinix, Inc.*                                               224,250
 56,500    Interwoven, Inc.*                                          5,692,375
 34,200    Radware, Ltd.*                                               773,775
 43,250    WebTrends Corp.*                                           1,390,082
                                                                    -----------
                                                                     12,384,395
                                                                    -----------
MANUFACTURING - ELECTRONIC OFFICE AND COMPUTING -- 0.5%
 60,600    Mentor Graphics Corp.*                                     1,420,313
                                                                    -----------

                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                                VALUE
--------------------------------------------------------------------------------

MEDICAL & DENTAL PRODUCTS-- 0.5%
 32,050    Zoll Medical Corp.*                                      $ 1,588,478
                                                                    -----------
MEDICAL INSTRUMENTS-- 2.1%
227,300    ESC Medical Systems, Ltd.*                                 3,537,356
 22,900     Molecular Devices Corp.*                                  1,565,788
 45,700     Novoste Corp.*                                            1,153,925
                                                                    -----------
                                                                      6,257,069
                                                                    -----------
MEDICAL/DENTAL SERVICES-- 1.2%
 50,750    Accredo Health, Inc.*                                      2,194,938
103,300    Amsurg Corp.-Class A*                                      1,510,763
                                                                    -----------
                                                                      3,705,701
                                                                    -----------
NETWORKING -- 1.3%
 39,150    JNI Corp.*                                                 3,486,797
 20,900    Stanford Microdevices, Inc.*                                 523,806
                                                                    -----------
                                                                      4,010,603
                                                                    -----------
OIL & GAS PRODUCTION -- 1.9%
 67,100    National-Oilwell, Inc.*                                    1,962,675
 86,000    Precision Drilling Corp.*                                  2,461,750
 21,100    Triton Energy Corp.*                                         648,825
 33,200    UTI Energy Corp.*                                            666,075
                                                                    -----------
                                                                      5,739,325
                                                                    -----------
OFFSHORE DRILLING -- 1.7%
 48,800    Dril-Quip, Inc.*                                           1,610,400
134,100    Pride International, Inc.*                                 3,394,406
                                                                    -----------
                                                                      5,004,806
                                                                    -----------
OIL FIELD SERVICES/EQUIPMENT -- 2.5%
  5,900    Atwood Oceanics, Inc.*                                       198,019
 50,600    Core Laboratories N.V.*                                    1,091,063
 78,700    Hanover Compressor Co.*                                    2,567,588
112,800    Marine Drilling Companies, Inc.*                           2,693,100
 34,700    Patterson Energy, Inc.*                                      975,938
                                                                    -----------
                                                                      7,525,708
                                                                    -----------
POLLUTION CONTROL-- 0.6%
124,900    Newpark Resources, Inc.*                                   1,124,100
 32,525    Waste Connections, Inc.*                                     831,420
                                                                    -----------
                                                                      1,955,520
                                                                    -----------
PUBLISHING/ADVERTISING -- 2.1%
126,000    Catalina Marketing Corp.*                                $ 4,945,500
  8,600    Getty Images, Inc.*   273,050
 83,550    Playboy Enterprises, Inc.-Class B*                         1,080,928
                                                                    -----------
                                                                      6,299,478
                                                                    -----------
SPECIALTY RETAIL-- 1.0%
 54,850    Cost Plus, Inc.*                                           1,535,800
 92,600    Electronics Boutique Holdings Corp.*                       1,446,875
                                                                    -----------
                                                                      2,982,675
                                                                    -----------
TELECOMMUNICATIONS-- 5.5%
 18,300    AirGate Pcs, Inc.*                                           711,413
 84,200    AudioCodes, Ltd.*                                          3,331,163
 87,600    Floware Wireless Systems Ltd.*                             1,199,025
 64,400    MCK Communications, Inc.*                                  1,006,250
 74,300    SBA Communications, Corp.*                                 3,724,288
 65,900    Sirius Satellite Radio, Inc.*                              3,311,475
 84,900    Tekelec*                                                   3,125,381
                                                                    -----------
                                                                     16,408,995
                                                                    -----------
TRUCKING   -- 1.3%
 93,050    Forward Air Corp*                                          3,826,681
                                                                    -----------
TOTAL EQUITY SECURITIES
     (cost $224,754,437)                                            289,702,355
                                                                    -----------

  PRINCIPAL
   AMOUNT
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS -- 5.9%
$8,850,013     Temporary Investment Fund Inc. - Temp Cash             8,850,013
 8,850,013     Temporary Investment Fund Inc. - Temp Fund             8,850,013
                                                                    -----------
TOTAL MONEY MARKET INVESTMENTS
     (cost $17,700,026)                                              17,700,026
                                                                    -----------
TOTAL INVESTMENTS: 102.2%
     (cost $242,454,463)                                            307,402,381
                                                                    -----------

                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
                                                                       VALUE
--------------------------------------------------------------------------------

OTHER ASSETS -- 0.1%
Receivables:
  Securities sold                                                  $    196,573
  Interest                                                              100,009
  Shares of beneficial interests sold                                    30,837
Prepaid insurance                                                         1,099
Other assets                                                             16,332
                                                                   ------------
    Total Other Assets                                                  344,850
                                                                   ------------
TOTAL ASSETS                                                       $307,747,231
                                                                   ------------
LIABILITIES -- (2.3%)
Payables:
  Securities purchased                                                6,342,045
  Shares of beneficial interests redeemed                               116,286
  Due to advisor (Note 3)                                               215,413
Deferred Trustees' compensation (Note 3)                                 65,062
Accrued expenses                                                         81,957
                                                                   ------------
    Total Liabilities                                                 6,820,763
                                                                   ------------
NET ASSETS -- 100.0%                                               $300,926,468
                                                                   ============

* Non-income producing security.

ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

                             PIC SMALL CAP PORTFOLIO

STATEMENT OF OPERATIONS For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ................................................    $      58,911
    Interest .................................................        1,197,675
                                                                  -------------
      Total income ...........................................        1,256,586
                                                                  -------------
  Expenses
    Investment advisory fees (Note 3) ........................        2,771,902
    Accounting services fees .................................          109,009
    Administration fees (Note 3) .............................          346,488
    Trustees' fees ...........................................           31,869
    Custodian fees ...........................................          108,546
    Audit fees ...............................................           24,982
    Legal fees ...............................................           19,015
    Insurance expense ........................................           10,778
    Miscellaneous ............................................            9,917
                                                                  -------------
      Total expenses .........................................        3,432,506
      Add: expenses recouped by advisor (Note 3) .............           32,371
                                                                  -------------
      Net expenses ...........................................        3,464,877
                                                                  -------------
        NET INVESTMENT LOSS ..................................       (2,208,291)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...........................      112,241,729
  Net unrealized depreciation on investments .................       (1,397,996)
                                                                  -------------
    Net realized and unrealized gain on investments ..........      110,843,733
                                                                  -------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...    $ 108,635,442
                                                                  =============

See Accompanying Notes to Financial Statements.

                             PIC SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   YEAR ENDED       YEAR ENDED
                                                   OCTOBER 31,      OCTOBER 31,
                                                      2000             1999
                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ........................   $  (2,208,291)   $  (1,771,238)
  Net realized gain on investments ...........     112,241,729       48,594,775
  Net unrealized appreciation (depreciation)
   on investments ............................      (1,397,996)      56,517,702
                                                 -------------    -------------
      NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .......................     108,635,442      103,341,239
                                                 -------------    -------------
TRANSACTIONS IN INTERESTS
  Contributions by Holders ...................     157,460,067       68,296,971
  Withdrawals by Holders .....................    (219,931,942)     (90,528,948)
                                                 -------------    -------------
  Net decrease in net assets from
   transactions in interests .................     (62,471,875)     (22,231,977)
                                                 -------------    -------------
      TOTAL INCREASE IN NET ASSETS ...........      46,163,567       81,109,262

NET ASSETS
  Beginning of year ..........................     254,762,901      173,653,639
                                                 -------------    -------------
  END OF YEAR ................................   $ 300,926,468    $ 254,762,901
                                                 =============    =============

See accompanying Notes to Financial Statements.

                             PIC SMALL CAP PORTFOLIO

SELECTED RATIO DATA
--------------------------------------------------------------------------------

                                                 YEAR ENDED OCTOBER 31,
                                     ----------------------------------------
                                     2000    1999     1998      1997     1996
                                     ----    ----     ----      ----     ----
RATIOS TO AVERAGE NET ASSETS:
Operating expenses ..............   1.00%*   1.00%*   1.00%*    1.00%*   1.00%*
Net investment loss .............  (0.64%)* (0.79%)* (0.68%)*  (0.49%)* (0.59%)*


Portfolio turnover rate     143.39%    133.24%     81.75%   151.52%     53.11%

* Net of fees waived of 0.00%, 0.00%, 0.01%, 0.01%, and 0.01% of average net assets, respectively.

See Accompanying Notes to Financial Statements.

                PROVIDENT INVESTMENT COUNSEL SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 - ORGANIZATION

     PIC Small Cap Portfolio (the "Portfolio") was organized on March 22, 1993 as a separate trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

     A. VALUATION OF SECURITIES. Equity securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. OTHER. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES

     The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration, L.L.C. ("ICA") pursuant to which certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and

                PROVIDENT INVESTMENT COUNSEL SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

ICA also provide management services necessary for the operations of the Portfolio and furnish office facilities. ICA receives for its services a fee at the annual rate of 0.10% of average daily net assets of the Portfolio, subject to an annual minimum of $45,000.

     PIC receives an investment advisory fee for its services to the Portfolio at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. During the year ended October 31, 2000, PIC recouped $32,371 in expenses.

     At October 31, 2000, the amount available for reimbursement that has been paid and/or waived by PIC on behalf of the Portfolio is $20,406. At October 31, 2000, PIC may recapture a portion of the above amounts no later than the dates as stated below.

                                                      OCTOBER 31,
                                                   -----------------
                                                   2001         2002
                                                   ----         ----
     Small Cap Portfolio.......................  $16,528       $3,878

     On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2000, the change in the value of the phantom share account included unrealized appreciation of $7,975.

4 - INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 2000 were $464,248,792 and $529,297,941, respectively.

     The cost of securities for federal income tax purposes was $245,956,044. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

     Gross unrealized appreciation..........................   $ 72,192,431
     Gross unrealized depreciation..........................    (10,746,094)
                                                               ------------
          Net unrealized appreciation.......................   $ 61,446,337
                                                               ============

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of and the Holders of Interests in PIC
Small Cap Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Small Cap Portfolio (the "Portfolio") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the selected ratio data for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and selected ratio data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The selected ratio data for each of the three years in the period ended October 31, 1998 were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
December 15, 2000

TAX DESIGNATION
--------------------------------------------------------------------------------

     Provident Investment Counsel Small Cap Growth Fund I hereby designates $12,639,383 as a capital gain dividend under section 852(b)(3)(c) of the Internal Revenue Code.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS-- P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
THOMAS J. CONDON, Trustee
JETTIE M. EDWARDS, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
WAYNE H. SMITH, Trustee
THOMAS M. MITCHELL, President
AARON W.L. EUBANKS, SR., Vice President and Secretary
WILLIAM T. WARNICK, Vice President and Treasurer

TRUSTEES AND OFFICERS-- P*I*C PORTFOLIOS
--------------------------------------------------------------------------------
THOMAS J. CONDON, Trustee
JETTIE M. EDWARDS, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
WAYNE H. SMITH, Trustee
THOMAS M. MITCHELL, President
AARON W.L. EUBANKS, SR., Vice President and Secretary
WILLIAM T. WARNICK, Vice President and Treasurer

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
PRICEWATERHOUSECOOPERS LLP


================================================================================
This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.